Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

10. Leases

The Company enters into lease arrangements primarily for office space, yard facilities, and equipment and vehicles used in construction operations. The Company’s lease portfolio consists of both operating and finance leases with varying terms, generally ranging from one to ten years. Lease agreements for office space and yard facilities are typically operating leases, while equipment and vehicle leases are generally classified as finance leases.

Operating lease costs included variable lease costs of less than $0.1 million for the period from May 7, 2026 through June 30, 2026 (Successor), $0.1 million for the period from January 1, 2026 through May 6, 2026 (Predecessor) and less than $0.1 million for the period from April 1, 2026 through May 6, 2026 (Predecessor). Operating lease costs included variable lease costs of less than $0.1 million and $0.1 million for the three- and six-months ended June 30, 2025 (Predecessor), respectively.

Short-term leases (those with terms of 12 months or less) are not recorded on the balance sheets but are expensed on a straight-line basis over the lease term. The majority of the Company’s short-term leases relate to equipment used on construction projects or temporary office spaces. These leases are entered into at periodic rental rates for an unspecified duration and typically have a termination for convenience provision. Short-term lease costs totaled $0.2 million for the period from May 7, 2026 through June 30, 2026 (Successor), $0 for the period from January 1, 2026 through May 6, 2026 (Predecessor), and $0 for the period from April 1, 2026 through May 6, 2026 (Predecessor). Short term leases costs were $0 and $0 for the three- and six-months ended June 30, 2025 (Predecessor), respectively.

Lease cost is as follows (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Operating lease cost	$67	$129	$452	$377	$754
Finance lease cost	139	94	372	587	1,237
Total	$206	$223	$824	$964	$1,991

Cash paid for amounts included in the measurement of lease obligations are as follows (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Operating leases	$41	$139	$487	$416	$832
Finance leases	145	314	610	689	1,436
Total	$186	$453	$1,097	$1,105	$2,268

Additional lease information is as follows:

	As of June 30, 2026 (Successor)	As of December 31, 2025 (Predecessor)
Weighted-average remaining lease term - operating leases	3.38	2.80
Weighted-average remaining lease term - finance leases	0.80	1.37
Weighted-average discount rate - operating leases	6.19%	4.95%
Weighted-average discount rate - finance leases	6.08%	8.03%

The future minimum lease obligations as of June 30, 2026 are as follows (in thousands):

	Operating Leases	Finance Leases
2026 (Remaining 6 months)	$197	$819
2027	404	3,112
2028	258	-
2029	182	-
2030	148	-
Thereafter	5	-

Less imputed interest	(119)	(170)
Net lease obligation	$1,075	$3,761